Share-based payments charge - Narrative (Details) £ / shares in Units, £ in Thousands			12 Months Ended
	Sep. 20, 2018 shares	Aug. 09, 2018 shares	Dec. 31, 2019 GBP (£) shares £ / shares	Dec. 31, 2018 GBP (£) shares £ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment charge | £			£ 2,440	£ 2,900
Number of share options granted (in shares)	251,125	58,112	5,569,050
Weighted average remaining contractual life of outstanding share options			7 years 8 months 12 days	8 years
Incentive Award Plan 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of equity instruments | £			£ 2,250	£ 2,320
Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period			5 years
Vesting trigger, share price to be maintained for 30 days | £ / shares			£ 2
Number of other equity instruments exercisable in share-based payment arrangement (in shares)			0	0
Weighted average exercise price of other equity instruments granted in share-based payment arrangement | £ / shares			£ 0.57	£ 1.46
Restricted Stock Units | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period			1 year	1 year
Restricted Stock Units | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period			4 years	4 years
Restricted Stock Units | Incentive Award Plan 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted (in shares)			740,496
Unapproved Scheme | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period			1 year	1 year
Unapproved Scheme | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period			4 years	4 years
Unapproved Scheme | Incentive Award Plan 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted (in shares)			5,569,050	273,390
EMI | Incentive Award Plan 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted (in shares)				2,090,847